Related parties transactions (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Related party [Abstract]
Compensation	¥ 8,162	¥ 7,614	¥ 6,383